Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts receivable, net [Abstract]
Schedule of accounts receivable, net
	December 31,
	2014	2015
	RMB	RMB

Accounts receivable, gross	314,778	191,144
Less: allowance for doubtful receivables	(57,342)	(58,791)

Accounts receivable, net	257,436	132,353

Summary of allowance for doubtful accounts
	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Balance at beginning of the year	(5,716)	(31,214)	(57,342)
Additions charged to general and administrative expenses	(31,987)	(26,246)	(1,449)
Write-off during the year	6,489	118	-

Balance at end of the year	(31,214)	(57,342)	(58,791)